Condensed Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 53	$ 4,605
Receivables, net of allowance for doubtful accounts of $3 and $36, respectively	111	73
Prepaids and other current assets	292	183
Total current assets	456	4,861
Long-term assets
Property and equipment, net of accumulated depreciation of $5,693 and $5,864 respectively	113	194
Intangible assets, net of accumulated amortization of $2,115 and $1,938 respectively	2,246	2,423
Deposits and other assets	229	466
Total Assets	3,044	7,944
Current liabilities
Accounts payable	1,685	1,665
Accrued compensation and benefits	773	706
Deferred revenue	15
Other accrued liabilities	1,243	1,036
Short-term debt, net of debt discount of $437 and $0, respectively	213
Total current liabilities	3,929	3,407
Long-term liabilities
Long-term debt		5,824
Deferred rent and other long-term liabilities	13
Warrant liabilities	1,059	8,890
Total liabilities	5,001	18,121
Stockholders' equity
Common stock, $0.0001 par value; 2,000,000,000 shares authorized; 21,704,216 and 4,542,775 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	83	18
Additional paid-in-capital	202,055	192,578
Accumulated deficit	(204,095)	(202,773)
Total Stockholders' Deficit	(1,957)	(10,177)
Total Liabilities and Stockholders' Equity	$ 3,044	$ 7,944